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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ];  Amendment Number:
   This Amendment (Check only one.):        [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hawkins Capital, L.P.
Address:   717 Texas Ave., Suite 3000
           Houston, Texas  77002

Form 13F File Number:  028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Russell Hawkins
Title:     Manager
Phone:     713-238-2050

Signature, Place, and Date of Signing:


        /s/ Russell Hawkins             Houston, Texas           April 27, 2005
            [Signature]                 [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     30

Form 13F Information Table Value Total:     $194,720 (thousands)


List of Other Included Managers:

None
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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209s103    28118   430000 SH       SOLE                   430000
AMERICAN INTL GROUP INC        COM              026874107     1385    25000 SH       SOLE                    25000
CHEVRONTEXACO CORP             COM              166764100     6997   120000 SH       SOLE                   120000
CIT GROUP INC NEW              COM              125581108     7030   185000 SH       SOLE                   185000
CITIGROUP INC                  COM              172967101     7864   175000 SH       SOLE                   175000
COCA COLA CMN                  COM              191216100     2083    50000 SH       SOLE                    50000
COMCAST CP CL-A SPECIAL        COM              20030n200     3344   100000 SH       SOLE                   100000
DEAN FOODS CO NEW CMN          COM              242370104      686    20000 SH       SOLE                    20000
DUKE ENERGY CORP NC NPV        COM              264399106     7002   250000 SH       SOLE                   250000
EXPRESSJET HOLDINGS, INC.      COM              30218u108      570    50000 SH       SOLE                    50000
EXXON MOBIL CORP               COM              30231g102     5960   100000 SH       SOLE                   100000
JACOBS ENGR GROUP DEL COM      COM              469814107     6230   120000 SH       SOLE                   120000
KERR MC GEE CORP               COM              492386107     5875    75000 SH       SOLE                    75000
LIBERTY MEDIA CORP NEWCMN SERI COM              530718105     2333   225000 SH       SOLE                   225000
MARATHON OIL CORP              COM              565849106     2346    50000 SH       SOLE                    50000
MCI INC COM                    COM              552691107     3735   150000 SH       SOLE                   150000
NEWS CORPORATION LTD, CL B     COM              65248e203     1761   100000 SH       SOLE                   100000
PARTNERRE LTD COM              COM              g6852t105     1615    25000 SH       SOLE                    25000
POGO PRODUCING CO COM          COM              730448107     7386   150000 SH       SOLE                   150000
PREMCOR INC CMN                COM              74045q104    10444   175000 SH       SOLE                   175000
PROGRESSIVE CORP OHIO COM      COM              743315103     1835    20000 SH       SOLE                    20000
ROYAL DUTCH PETROLEUM CO ***   COM              780257804    18012   300000 SH       SOLE                   300000
SHELL TRNS&TRADNG PLC NY SHS(N COM              822703609    13590   250000 SH       SOLE                   250000
SKYWEST INC COM                COM              830879102      929    50000 SH       SOLE                    50000
SOUTHWEST AIRLINES CO          COM              844741108    10680   750000 SH       SOLE                   750000
STATE STREET CORP              COM              857477103     7651   175000 SH       SOLE                   175000
SYNTROLEUM CORP                COM              871630109      612    50000 SH       SOLE                    50000
UNITED PARCEL SERVICE CL B     COM              911312106     3637    50000 SH       SOLE                    50000
VALERO ENERGY CORP-NEW         COM              91913y100    14654   200000 SH       SOLE                   200000
ZIONS BANCORP                  COM              989701107    10353   150000 SH       SOLE                   150000
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